Putnam
American
Government
Income Fund


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-04

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From the Trustees

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John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

We are pleased to report further progress in Putnam's reforms on behalf of shareholders. The most significant news is the settlement that has been reached with the Securities and Exchange Commission and with regulatory authorities in the Commonwealth of Massachusetts regarding market timing in Putnam funds. Putnam President and Chief Executive Officer Ed Haldeman has sent a letter to all shareholders describing the terms of the settlement. Most of the $110 million to be paid by Putnam Investment Management, LLC will be distributed to the funds as restitution to shareholders, thereby fulfilling an important element of the initial settlement that Putnam reached with the SEC in November 2003.

Over the past several months, Putnam has also introduced a number of voluntary reforms. We would like to call your attention to two of them. Expense and risk comparisons for this fund can be found following the Performance Summary of this report. The expense comparison information enables you to estimate the amount you have actually paid for ongoing expenses such as management fees and distribution (or 12b-1) fees and to compare these expenses with the average expenses of funds in the same Lipper peer group. The risk comparison shows the fund's risk relative to similar funds as tracked by Morningstar, an independent fund-rating company. We believe the expense and risk information will provide valuable tools for you and your financial advisor when you make decisions about your financial program.

We are pleased to report that Putnam American Government Income Fund posted positive results at net asset value for the six-month period ended March 31, 2004. The fund's performance at net asset value outpaced both its benchmark index and its Lipper category average. Details are shown on the facing page. Several strategies employed by the portfolio management team during the period proved successful. These strategies, as well as the portfolio management team's views of the fund's prospects for the second half of fiscal 2004, are discussed in the following report.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

May 19, 2004


Report from Fund Management

Fund highlights

 * Putnam American Government Income Fund class A shares returned 2.46% at net asset value (NAV) and -2.38% at public offering price (POP) for the six months ended March 31, 2004.

 * Based on results at NAV, the fund outpaced its benchmark, the Lehman Intermediate Treasury Bond Index, which returned 1.88% during the same period. We attribute this primarily to successful sector allocation and duration management.

 * For the same reasons, the fund's performance at NAV also exceeded the 2.11% average for its Lipper category, General U.S. Government Funds.

 * The fund's dividend was adjusted twice during the period. See page 5 for details.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

The positioning of your fund's portfolio during the first half of fiscal 2004 was consistent with its objective of seeking high current income, with capital preservation as a secondary objective. As was the case in the months prior to this reporting period, we remained concerned about the prospect of rising interest rates, since bond prices decline when rates increase. We therefore kept the portfolio's average maturity and duration (a measure of interest-rate sensitivity) shorter than the benchmark over most of the period, seeking to make the fund less vulnerable to an increase in rates. That positioning benefited results, particularly in the first three months of the period.

FUND PROFILE

Putnam American Government Income Fund seeks high current income, primarily by investing in U.S. government securities. The fund seeks capital preservation as a secondary objective. This fund may be suitable for investors who have an investment time horizon of at least three years to give their investment the full potential to benefit from a typical interest-rate cycle.

Other strategies that aided performance were sector allocations
(notably, a consistent overweight in mortgage-backed securities (MBSs) versus U.S. Treasuries, as well as allocations to other out-of-benchmark instruments that outperformed the index), security selection, and yield-curve positioning. These strategies and their effect on results are detailed later in this report.


Market overview

Bond markets during the period were focused on conflicting signals about the strength and sustainability of the U.S. economic recovery. Though many indicators pointed to continued robust expansion, capacity utilization remained subdued and reported job creation, especially later in the period, was disappointingly low. Prices of consumer goods barely rose over the period, a remarkable phenomenon considering the weak U.S. dollar and rising prices for raw materials.

With inflation apparently under control, many investors concluded that the Federal Reserve Board would maintain its bond-friendly loose monetary policy through calendar year-end 2004 and perhaps beyond. Massive purchases of U.S. bonds, especially Treasuries, by foreign central banks seeking to manage their currencies also helped support prices of these securities. As a result, bond markets advanced, though not as much as equity markets, and interest rates trended generally lower.

Because of their high credit quality, Treasuries carry lower yields than other types of fixed-income securities of comparable maturity. In an environment of low and relatively stable interest rates, the higher yields prevailing outside the Treasury sector caused Treasuries to underperform other sectors during the period. The higher income stream offered by mortgage-backed securities boosted investor demand, helping offset concerns about proposed legislation to tighten the regulation of government-sponsored enterprises such as the Federal National Mortgage Association.

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MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 3/31/04
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Intermediate Treasury Bond Index
(intermediate-maturity U.S. Treasury bonds)                             1.88%
------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         2.98%
------------------------------------------------------------------------------
Lehman Municipal Bond Index (tax-exempt bonds)                          3.12%
------------------------------------------------------------------------------
JP Morgan Chase Global High Yield Index (global high-yield
corporate bonds)                                                        8.78%
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Equities
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     14.08%
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Russell 1000 Growth Index (large-company growth stocks)                11.28%
------------------------------------------------------------------------------
Russell 1000 Value Index (large-company value stocks)                  17.65%
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These indexes provide an overview of performance in different market sectors for the six months ended 3/31/04.
------------------------------------------------------------------------------

Strategy overview

The fund's investment process remains unchanged. We first decide if mortgage-backed securities (MBSs) or other comparable-maturity instruments such as Treasuries are more attractive, given relative valuations and our outlook for the economy and interest rates. Then, we analyze relative valuation and yields within these sectors to choose investments for the portfolio. This helps us identify opportunities offered by securities that are not included in the benchmark.

We maintained an emphasis on MBSs during the period because of the yield advantages they offered over Treasuries. At the same time, we kept our defensive approach, positioning the Treasury portion of the portfolio in Treasury bills and short-term cash equivalents, which are less sensitive to changes in interest rates. This helped keep the fund's duration relatively short. (A shorter duration means that the portfolio's value will decline to a lesser degree for a given increase in interest rates; if rates fall, however, such a portfolio will not benefit as much from consequent bond-price increases.) Early in the period, we emphasized securities with relatively high stated, or coupon, yields, which tend to do better in times of rising rates. We then favored lower-coupon instruments as relative valuations shifted. By the period's end, as we felt higher interest rates were becoming increasingly likely, we once again favored higher-coupon instruments.


[GRAPHIC OMITTED: horizontal bar chart THE FUND'S MATURITY AND DURATION
COMPARED]

THE FUND'S MATURITY AND DURATION COMPARED

                               9/30/03       12/31/03      3/31/04
Average effective
maturity in years               7.3            6.2          6.6

Duration in years               3.8            4.4          4.4

Footnote reads:
This chart compares changes in the fund's duration (a measure of its sensitivity to interest-rate changes) and its average effective maturity (a weighted average of the holdings' maturities).

Average effective maturity also takes into account put and call features, where applicable, and reflects prepayments for mortgage-backed securities.


How sector allocations and fund holdings affected performance

The fund's substantial overweight to mortgage-backed securities throughout the period aided its performance relative to the benchmark and to peer funds. The MBS emphasis was particularly pronounced early and late in the period.

MBSs such as pass-through securities issued by the Government National Mortgage Association (Ginnie Maes), the Federal National Mortgage Association (Fannie Maes), and the Federal Home Loan Mortgage Corporation (Freddie Macs) outperformed Treasuries for the period because interest rates moved within a fairly narrow range. Relative sector performance therefore depended mainly on differences in interest income rather than on bond price movements. MBSs offered higher yields, and thus performed better than comparable Treasuries.

Allocations to collateralized mortgage obligations (CMOs) and agency securities (obligations issued by agencies such as Freddie Mac and Fannie Mae, backed by the issuers' full faith and credit, rather than by underlying securities) also aided portfolio returns, as these instruments outperformed Treasuries due to their higher yields. We underweighted these securities early in the period; however, in December we shifted to a modest overweight featuring FNMA January 2010 7.25% bonds, and retained both the sector overweight and the specific security position through the rest of the period.


[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION AS OF 3/31/04]

PORTFOLIO COMPOSITION AS OF 3/31/04


U.S. government and agency mortgage obligations

Fannie Mae                                             34.1%

Ginnie Mae                                              1.7%

Freddie Mac                                             0.5%

U.S. Treasury obligations                              26.8%

Short-term investments                                 20.2%

U.S. government and agency obligations                 18.8%

Collateralized mortgage obligations                     9.1%

Footnote reads:
Weightings are shown as a percentage of net asset value. Holdings will vary over time. A portion of short-term investments reflect amounts used to settle TBA purchase commitments.

Interest-rate or duration management was another tool we employed to benefit the portfolio. The duration of a portfolio is an indication of its interest-rate sensitivity and is measured in years. As the period began, the fund's duration was short, relative to the benchmark, by approximately 8.5 months. As calendar year 2003 wound to a close and interest rates began to rise, we began to adjust the fund's duration. By the end of October, the fund's duration was roughly four months short of the benchmark, and by the end of November it was about three months short, a stance we held through the end of the period. This shorter-than-benchmark duration positioning was decidedly beneficial to performance in the period's first half, but slightly detracted in its second half as rates declined.

Security selection also made positive contributions to performance. We emphasized higher-yielding securities, such as FNMA 6s and 6.5s and GNMA 5s, early in the period; we then shifted to a neutral to lower-yield bias during the first three months of 2004. These positions proved to be propitiously timed to interest-rate movements during the period and helped to bolster relative performance. A consistent position in reperforming loans issued by the Federal Housing Administration/Veterans Administration also aided results. These are credit-impaired loans pulled out of GNMA pools and then resecuritized by FNMA and Freddie Mac; they typically have higher and less volatile returns than traditional pass-through mortgage-backed securities.

In addition, we took modest advantage of opportunities in yield-curve positioning. We structured the portfolio so that it could benefit slightly from a flattening of the yield curve in October and again in March.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

OF SPECIAL INTEREST

Between June 13, 2000, and January 8, 2004, the yield on the 10-year Treasury note increased roughly 37%, from 3.11% to 4.25%. As a result, your fund, which holds a combination of government bonds and mortgage-backed securities, increased its dividend from $0.016 to $0.019 per share in January 2004. For the balance of the first quarter of 2004, however, U.S. Treasury yields fell due to the slow growth of the U.S. economy and a resurgence of fears concerning terrorism. Consequently, your fund reduced its dividend in March, to $0.015 per share.

The fund's management team

The fund is managed by the Putnam Core Fixed-Income Team. The members of the team are Kevin Cronin (Portfolio Leader), Rob Bloemker (Portfolio Member), Carl Bell, Andrea Burke, Steve Horner, D. William Kohli,
Michael Salm, John Van Tassel, and David Waldman.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

We believe the economy is on track for sustained growth in coming months. There are tentative signs that job creation, which has lagged other areas of the economy, is beginning to rebound and come into line with other key economic barometers. Evidence of more robust job growth would in turn have an important effect on bond markets; the Fed appears poised to begin lifting short-term interest rates from today's extremely low levels once it is convinced that the economic recovery is sustainable. Longer-term rates had already begun rising by early April in response to signs of sustained economic expansion and inflationary pressures.

We continue to position the portfolio for the eventual return to an environment of rising interest rates. For example, portfolio duration is now modestly short. We also retain substantial positions in attractively priced securities, such as Ginnie Mae- and Fannie Mae-issued obligations, and have a small allocation to mortgage derivatives. We expect to become more aggressive in employing other performance-enhancing strategies once we become more confident about the timing of a change in Fed monetary policy.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended March 31, 2004. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.


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TOTAL RETURN FOR PERIODS ENDED 3/31/04
------------------------------------------------------------------------------
                     Class A     Class B      Class C       Class M    Class R
(inception dates)   (3/1/85)    (5/20/94)    (7/26/99)     (2/14/95)  (4/1/03)
------------------------------------------------------------------------------
                   NAV    POP   NAV   CDSC   NAV   CDSC   NAV    POP    NAV
------------------------------------------------------------------------------
6 months          2.46% -2.38% 2.09% -2.91% 2.07%  1.07% 2.42% -0.95%  2.30%
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1 year            3.25  -1.61  2.47  -2.53  2.44   1.44  3.08  -0.30   3.03
------------------------------------------------------------------------------
5 years          31.68  25.36 26.86  24.86 27.28  27.28 30.10  25.93  30.13
Annual average    5.66   4.62  4.87   4.54  4.94   4.94  5.40   4.72   5.41
------------------------------------------------------------------------------
10 years         86.45  77.53 72.57  72.57 72.91  72.91 82.29  76.32  81.97
Annual average    6.43   5.91  5.61   5.61  5.63   5.63  6.19   5.84   6.17
------------------------------------------------------------------------------
Annual average
(life of fund)    7.23   6.95  6.34   6.34  6.42   6.42  6.90   6.72   6.96
------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 4.75% and 3.25%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

A 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.

For a portion of the period, this fund limited expenses, without which returns would have been lower.


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COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/04
------------------------------------------------------------------------------
                                           Lehman            Lipper
                                           Intermediate      General U.S.
                                           Treasury          Gov't Funds
                                           Bond Index        category average*
------------------------------------------------------------------------------
6 months                                   1.88%             2.11%
------------------------------------------------------------------------------
1 year                                     3.48              2.98
------------------------------------------------------------------------------
5 years                                   36.99             33.57
Annual average                             6.50              5.94
------------------------------------------------------------------------------
10 years                                  90.14             84.18
Annual average                             6.64              6.27
------------------------------------------------------------------------------
Annual average
(life of fund)                             8.13              7.87
------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month and 1-, 5-, and 10-year periods ended 3/31/04, there were 188, 181, 134, and 72 funds, respectively, in this Lipper category.


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PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/04
------------------------------------------------------------------------------
                       Class A        Class B    Class C    Class M    Class R
------------------------------------------------------------------------------
Distributions (number)     6              6          6          6          6
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Income                  $0.101         $0.067     $0.066     $0.089     $0.087
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Capital gains              --             --         --         --         --
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Total                   $0.101         $0.067     $0.066     $0.089     $0.087
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Share value:          NAV    POP         NAV        NAV    NAV    POP     NAV
------------------------------------------------------------------------------
9/30/03             $9.08  $9.53       $9.03      $9.06  $9.11  $9.42   $9.08
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3/31/04              9.20   9.63+       9.15       9.18   9.24   9.55    9.20
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Current return
(end of period)
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Current dividend
rate 1              1.96%  1.87%       1.18%      1.18%  1.69%  1.63%   1.70%
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Current 30-day
SEC yield 2         1.94   1.88        1.20       1.20   1.70   1.66    1.69
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+ Reflects a reduction in sales charges that took effect on January 28, 2004.

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


Understanding your
fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses may have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam American Government Income Fund from September 30, 2003, to March 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

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EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 3/31/04
-----------------------------------------------------------------------------
                   Class A     Class B     Class C     Class M     Class R
-----------------------------------------------------------------------------
Expenses paid
per $1,000*             $5          $9          $9          $7          $7
-----------------------------------------------------------------------------
Ending value
(after expenses)    $1,025      $1,021      $1,021      $1,024      $1,023
-----------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 3/31/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the reporting period; and then dividing that result by 365 (or 366, for leap years).

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2004, use the calculation method below. See your September 30, 2003, Putnam statement or call Putnam at 1-800-225-1581 to find the value of your investment in the fund on September 30, 2003.

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HOW TO CALCULATE THE EXPENSES YOU PAID
-----------------------------------------------------------------------------
                                                                  Total
Value of your                               Expenses paid         expenses
investment on 9/30/03  [DIV]  $1,000   X    per $1,000      =     paid
-----------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000                [DIV]  $1,000   X  $5 (see table above)  =  $50
-----------------------------------------------------------------------------


Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

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EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 3/31/04
-----------------------------------------------------------------------------
                    Class A     Class B     Class C     Class M     Class R
-----------------------------------------------------------------------------
Expenses paid
per $1,000*              $5          $9          $9          $7          $7
-----------------------------------------------------------------------------
Ending value
(after expenses)     $1,040      $1,032      $1,032      $1,037      $1,037
-----------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 3/31/04. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the reporting period; and then dividing that result by 365 (or 366, for leap years).

Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

-----------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
-----------------------------------------------------------------------------
                     Class A      Class B     Class C     Class M     Class R
-----------------------------------------------------------------------------
Your fund's
annualized
expense ratio          1.04%       1.79%       1.79%       1.29%       1.29%
-----------------------------------------------------------------------------
Average annualized
expense ratio for
Lipper peer group+     1.00%       1.75%       1.75%       1.25%       1.25%
-----------------------------------------------------------------------------

+ For class A shares, expenses shown represent the average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper 's standard reporting methodology for comparing expenses within a given universe. All Lipper data are for the most recent fiscal periods available as of March 31, 2004. For class B, C, M, and R shares, Putnam has adjusted the Lipper total expense average to reflect higher 12b-1 fees incurred by these classes of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund 's expenses to the Lipper average.


Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk       0.16

Taxable bond
fund average           0.32

0%   INCREASING RISK   100%

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of 3/31/04. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares (since reduced to 4.50%) and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

JP Morgan Chase Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high-yield corporate debt market of both developed and emerging markets.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Intermediate Treasury Bond Index is an unmanaged index of Treasury bonds with maturities between 1 and 10 years.

Lehman Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 Index chosen for their growth orientation.

Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 Index chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
March 31, 2004 (Unaudited)


U.S. government and agency mortgage obligations (36.3%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (1.7%)
               Government National Mortgage
               Association Pass-Through
               Certificates
      $331,741 8s, with due dates from April 15,
               2030 to May 15, 2030                                    $362,682
    13,451,345 7 1/2s, with due dates from February
               15, 2022 to September 15, 2030                        14,552,561
       844,498 7s, with due dates from November 15,
               2022 to January 15, 2031                                 900,630
     3,430,749 6 1/2s, with due dates from October
               15, 2025 to April 15, 2033                             3,622,610
       365,211 6s, with due dates from October 15,
               2023 to January 15, 2029                                 383,860
                                                                 --------------
                                                                     19,822,343

U.S. Government Agency Mortgage Obligations (34.6%)
     5,881,560 Federal Home Loan Mortgage
               Corporation
               Pass-Through Certificates 7 1/2s,
               October 1, 2029                                        6,328,194
     3,933,653 Federal National Mortgage
               Association Adjustable Rate
               Mortgages 5.338s, September 1, 2031                    4,017,597
               Federal National Mortgage
               Association Pass-Through
               Certificates
     4,532,624 7s, with due dates from January 1,
               2023 to November 1, 2033                               4,815,256
    10,777,980 6 1/2s, with due dates from January
               1, 2024 to October 1, 2033                            11,336,766
       737,988 6 1/2s, with due dates from February
               1, 2016 to February 1, 2017                              785,678
        39,570 6s, November 1, 2028                                      41,290
     2,083,357 5 1/2s, December 1, 2013                               2,180,687
   132,584,000 5 1/2s, TBA, April 1, 2034                           135,815,735
   173,000,000 5s, TBA, April 1, 2034                               173,756,875
    68,825,000 5s, TBA, April 1, 2018                                70,739,161
                                                                 --------------
                                                                    409,817,239
                                                                 --------------
               Total U.S. government and agency
               mortgage obligations
               (cost $428,010,625)                                 $429,639,582

U.S. government agency obligations (18.8%) (a) (cost $213,435,551)
Principal amount                                                          Value
-------------------------------------------------------------------------------
  $185,314,000 Fannie Mae 7 1/4s, January 15, 2010                 $222,787,826

U.S. treasury obligations (26.8%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               U.S. Treasury Bonds
   $16,475,000 8s, November 15, 2021                                $23,128,709
    10,948,000 7 1/2s, November 15, 2016                             14,433,394
    60,723,000 6 1/4s, May 15, 2030 (SEG)                            73,311,182
    45,670,000 6s, February 15, 2026                                 52,948,656
   103,084,000 4 1/4s, August 15, 2013                              106,820,796
    46,316,000 U.S. Treasury Notes 1 5/8s, January
               31, 2005                                              46,516,826
                                                                 --------------
               Total U.S. treasury obligations
               (cost $301,625,564)                                 $317,159,563

Collateralized mortgage obligations (9.1%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               Fannie Mae
    $6,950,431 Ser. 03-W6, Class PT1, 9.461s, 2042                   $7,940,868
     7,468,782 Ser. 02-T18, Class A4, 7 1/2s, 2042                    8,230,835
     4,296,856 Ser. 03-W3, Class 1A3, 7 1/2s, 2042                    4,735,271
    25,863,589 Ser. 02-T16, Class A3, 7 1/2s, 2042                   28,502,496
       787,763 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                      868,139
     6,173,506 Ser. 02-W4, Class A5, 7 1/2s, 2042                     6,803,400
       106,341 Ser. 02-W1, Class 2A, 7 1/2s, 2042                       117,191
       337,147 Ser. 02-14, Class A2, 7 1/2s, 2042                       371,547
     5,368,346 Ser. 01-T10, Class A2, 7 1/2s, 2041                    5,916,088
     2,120,445 Ser. 02-T4, Class A3, 7 1/2s, 2041                     2,336,798
       784,417 Ser. 02-T6, Class A2, 7 1/2s, 2041                       864,452
     2,794,206 Ser. 01-T12, Class A2, 7 1/2s, 2041                    3,079,303
       648,239 Ser. 01-T8, Class A1, 7 1/2s, 2041                       714,380
     7,385,591 Ser. 01-T7, Class A1, 7 1/2s, 2041                     8,139,157
       255,018 Ser. 99-T2, Class A1, 7 1/2s, 2039                       281,038
     2,319,238 Ser. 02-T1, Class A3, 7 1/2s, 2031                     2,555,874
     3,398,204 Ser. 00-T6, Class A1, 7 1/2s, 2030                     3,744,928
       340,031 Ser. 02-W3, Class A5, 7 1/2s, 2028                       374,725
    20,744,040 Ser. 03-22, Interest Only (IO), 6s,
               2033                                                   3,507,050
       148,938 Ser. 332, Class 2, IO, 6s, 2033                           24,854
     3,227,482 Ser. 343, Class 14, IO, 5 1/2s, 2033                     576,912
     3,349,762 Ser. 343, Class 15, IO, 5 1/2s, 2033                     601,910
     1,543,942 Ser. 343, Class 17, IO, 5 1/2s, 2033                     284,182
     3,293,647 Ser. 338, Class 2, 5 1/2s, 2033                          668,507
     8,930,330 Ser. 329, Class 2, IO, 5 1/2s, 2033                    1,682,809
     6,504,284 Ser. 343, Class 5, IO, 5s, 2033                        1,321,183
     7,287,238 Ser. 343, Class 9, IO, 5s, 2033                        1,537,152
     3,158,457 Ser. 03-W6, Class 11, IO, 2.066s,
               2042                                                      59,465
    67,419,211 Ser. 03-W10, Class 1A, IO, 2.088s,
               2043                                                   2,359,672
    80,370,487 Ser. 03-W10, Class 3A, IO, 2.081s,
               2043                                                   2,888,314
     2,897,129 Ser. 03-W6, Class 21, IO, 1.687s,
               2042                                                      30,727
       957,291 Ser. 03-W10, Class 1A1, 1.701s, 2032                     956,992
     9,736,422 Ser. 01-T12, Class IO, 0.57s, 2041                       129,380
    16,093,395 Ser. 01-50, Class B1, IO, 0.487s,
               2041                                                     205,326
     4,019,321 Ser. 03-W2, Class 1, IO, 0.42s, 2042                      49,615
    47,980,093 Ser. 02-T4, IO, 0.449s, 2041                             497,138
     8,761,765 Ser. 02-T1, IO, 0.42s, 2031                               85,964
     6,141,825 Ser. 03-W6, Class 3, IO, 0.367s,
               2042                                                      59,581
    13,785,588 Ser. 01-79, Class BI, IO, 0.342s,
               2045                                                     131,036
               Federal Home Loan Mortgage Corp.
               Structured Pass-Through Securities
     1,032,725 Ser. T-58, Class 4A, 7 1/2s, 2043                      1,138,096
       751,723 Ser. T-42, Class A5, 7 1/2s, 2042                        828,423
    10,427,264 Ser. 212, IO, 6s, 2031                                 1,494,029
               Freddie Mac
     8,497,697 Ser. 216, IO, 6s, 2032                                 1,317,143
     4,875,877 Ser. 2553, Class IJ, IO, 5 1/2s,
               2020                                                     214,843
                                                                 --------------
               Total Collateralized mortgage
               obligations (cost $126,315,574)                     $108,226,793

Short-term investments (20.2%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $58,595,000 Interest in $524,000,000 joint
               tri-party repurchase agreement
               dated March 31, 2004 with Goldman
               Sachs & Co. due April 1, 2004 with
               respect to various U.S. Government
               obligations -- maturity value of
               $58,596,758 for an effective yield
               of 1.08%                                             $58,595,000
    58,595,000 Interest in $231,000,000 joint
               tri-party repurchase agreement
               dated March 31, 2004 with UBS
               Securities LLC due April 1, 2004
               with  respect to various U.S.
               Government obligations -- maturity
               value of $58,596,742 for an
               effective yield of 1.07%                              58,595,000
    26,000,000 Freddie Mac 1.03s, April 27, 2004                     25,980,659
    38,918,000 Federal National Mortgage 1s, April
               1, 2004                                               38,916,941
    56,066,000 Federal National Mortgage 1.03s, May
               5, 2004                                               56,011,491
       750,000 U.S. Treasury Bills zero%, May 6,
               2004 (SEG)                                               749,338
                                                                 --------------
               Total Short-term investments
               (cost $238,848,429)                                 $238,848,429
-------------------------------------------------------------------------------
               Total Investments
               (cost $1,308,235,743)                             $1,316,662,193
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,184,773,331.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2004.

      TBA after the name of a security represents to be announced securities (Note 1).



Futures contracts outstanding at March 31, 2004 (Unaudited)
                                                                                        Unrealized
                                                       Aggregate          Expiration    appreciation/
                                     Value             face value         date          (depreciation)
------------------------------------------------------------------------------------------------------
3 Month Eurodollar (Short)           $1,976,600        $1,976,025         Jun-04        $(575)
3 Month Eurodollar (Long)             1,214,750         1,207,589         Dec-05        7,161
3 Month Eurodollar (Short)              246,688           245,971         Sep-04         (717)
3 Month Eurodollar (Short)              246,075           244,971         Dec-04       (1,104)
3 Month Eurodollar (Short)              245,338           243,908         Mar-05       (1,430)
3 Month Eurodollar (Short)              244,488           242,883         Jun-05       (1,605)
3 Month Eurodollar (Short)              243,663           241,983         Sep-05       (1,680)
Interest Rate Swap 10 yr (Long)       9,178,313         9,254,594         Jun-04      (76,281)
US Treasury Bond (Short)             11,064,063        10,837,810         Jun-04     (226,253)
US Treasury Note 5 yr (Long)         85,853,250        85,143,402         Jun-04      709,848
US Treasury Note 10 yr (Long)        23,889,094        23,498,969         Jun-04      390,125
------------------------------------------------------------------------------------------------------
                                                                                     $797,489
------------------------------------------------------------------------------------------------------




Interest rate swap contracts outstanding at March 31, 2004 (Unaudited)
                                                                                        Unrealized
                                                         Notional       Termination     appreciation/
                                                         amount         date            (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated
December 2, 2003 to pay semi-annually the
notional amount multiplied by 2.444% and
receive quarterly the notional amount multiplied
by the three month USD-LIBOR.                            $21,356,000    12/5/05         $(414,987)

Agreement with Bank of America N.A. dated
December 12, 2003 to pay semi-annually the
notional amount multiplied by 2.1125% and
receive quarterly the notional amount multiplied
by three month USD-LIBOR.                                    113,000    12/16/05           (1,405)

Agreement with Bank of America, N.A. dated
March 25, 2004 to pay semiannually the
notional amount multiplied by 3.075% and
receive quarterly the notional amount multiplied
by the three month USD-LIBOR.                             28,800,000    3/30/09           118,416

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 2.008% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                             7,228,000    1/23/06           (41,534)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 2.009% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                             7,228,000    1/23/06           (42,271)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semiannually the notional amount multiplied
by 1.999% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                             7,408,000    1/26/06           (40,418)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 2.007% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                             3,883,000    1/26/06           (22,018)

Agreement with Lehman Brothers Special
Financing, Inc. dated December 9, 2003 to
receive semi-annually the notional amount
multiplied by 4.641% and pay quarterly the
notional amount multiplied by three month
USD-LIBOR-BBA.                                            44,173,000    12/15/13        2,201,288

Agreement with Lehman Brothers Special
Financing, Inc. dated December 12, 2003 to
pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the
notional amount multiplied by three month
USD-LIBOR-BBA.                                               351,000    12/16/13          (15,536)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 4.408% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                             2,390,000    1/23/14           (53,726)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 4.419% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                             2,390,000    1/23/14           (55,927)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 4.375% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                             2,449,000    1/26/14           (47,378)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 4.379% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                             1,254,000    1/26/14           (24,645)
------------------------------------------------------------------------------------------------------
                                                                                       $1,559,859
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
March 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$1,308,235,743) (Note 1)                                       $1,316,662,193
-------------------------------------------------------------------------------
Cash                                                                2,082,669
-------------------------------------------------------------------------------
Interest and other receivables                                      8,394,795
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                167,431
-------------------------------------------------------------------------------
Receivable for securities sold                                    244,092,918
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                         2,319,704
-------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                              388,427
-------------------------------------------------------------------------------
Total assets                                                    1,574,108,137

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                  382,748,885
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                          2,671,062
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        1,589,759
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            562,069
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                142,839
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            4,721
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                771,494
-------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                              759,845
-------------------------------------------------------------------------------
Other accrued expenses                                                 84,132
-------------------------------------------------------------------------------
Total liabilities                                                 389,334,806
-------------------------------------------------------------------------------
Net assets                                                     $1,184,773,331

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                $1,212,563,421
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                          133,947
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)             (38,707,835)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                         10,783,798
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $1,184,773,331

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,034,499,070 divided by 112,440,111 shares)                          $9.20
-------------------------------------------------------------------------------
Offering price per class A share (100/95.50 of $9.20)*                  $9.63
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($123,698,925 divided by 13,522,367 shares)**                           $9.15
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($7,098,285 divided by 773,350 shares)**                                $9.18
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($4,292,230 divided by 464,661 shares)                                  $9.24
-------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.24)*                  $9.55
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($1,030 divided by 112 shares)                            $9.20
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($15,183,791 divided by 1,650,894 shares)                 $9.20
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended March 31, 2004 (Unaudited)


Interest income:                                                  $20,117,899
-------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    3,684,051
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                      1,364,392
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             22,163
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        9,835
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                               1,382,244
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                 701,227
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                  40,774
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  12,688
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       3
-------------------------------------------------------------------------------
Other                                                                 136,276
-------------------------------------------------------------------------------
Non-recurring costs (Note 5)                                           23,553
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 5)                                     (23,553)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                       (167,292)
-------------------------------------------------------------------------------
Total expenses                                                      7,186,361
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (93,809)
-------------------------------------------------------------------------------
Net expenses                                                        7,092,552
-------------------------------------------------------------------------------
Net investment income                                              13,025,347
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                    5,131,651
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                          757,066
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                     2,961,852
-------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts, swap contracts, and TBA sale commitments during
the period                                                          5,803,373
-------------------------------------------------------------------------------
Net gain on investments                                            14,653,942
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $27,679,289
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                            Six months ended       Year ended
                                                    March 31     September 30
Decrease in net assets                                  2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                            $13,025,347      $37,209,398
-------------------------------------------------------------------------------
Net realized gain on investments                   8,850,569       40,694,916
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                     5,803,373      (36,032,588)
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        27,679,289       41,871,726
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income
Class A                                          (12,317,902)     (36,781,036)
-------------------------------------------------------------------------------
Class B                                           (1,045,287)      (4,156,172)
-------------------------------------------------------------------------------
Class C                                              (59,344)        (242,256)
-------------------------------------------------------------------------------
Class M                                              (49,717)        (221,187)
-------------------------------------------------------------------------------
Class R                                                  (10)             (10)
-------------------------------------------------------------------------------
Class Y                                             (200,865)        (651,570)
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (272,657,620)    (245,843,799)
-------------------------------------------------------------------------------
Total decrease in net assets                    (258,651,456)    (246,024,304)

Net assets
-------------------------------------------------------------------------------
Beginning of period                            1,443,424,787    1,689,449,091
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $133,947 and $781,725,
respectively)                                 $1,184,773,331   $1,443,424,787
-------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                    Six months
                                         ended
                                      March 31
Per-share                          (Unaudited)                                    Year ended September 30
operating performance                     2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $9.08           $9.08           $8.87           $8.45           $8.42           $9.11
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .10             .22             .37             .46             .49             .46
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .12             .02             .26             .42             .02 (d)        (.65)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .22             .24             .63             .88             .51            (.19)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                         (.10)           (.24)           (.42)           (.46)           (.48)           (.50)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.10)           (.24)           (.42)           (.46)           (.48)           (.50)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.20           $9.08           $9.08           $8.87           $8.45           $8.42
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    2.46*           2.73            7.31           10.66            6.32           (2.12)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $1,034,499      $1,238,690      $1,412,248      $1,443,830      $1,401,126      $1,557,539
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  .52*(f)        1.00             .98             .99             .97             .98
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 1.06*(f)        2.41            4.24            5.30            5.84            5.30
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  193.26*         550.68 (g)      339.11 (g)      372.36 (g)      447.42          240.06 (e)
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.

(f) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended March 31, 2004 reflect a reduction of 0.01% based on average net assets for class A shares (Note 2).

(g) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                    Six months
                                         ended
                                      March 31
Per-share                          (Unaudited)                                   Year ended September 30
operating performance                     2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $9.03           $9.02           $8.82           $8.42           $8.39           $9.08
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .06             .15             .30             .39             .42             .39
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .13             .03             .25             .40             .03 (d)        (.64)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .19             .18             .55             .79             .45            (.25)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                         (.07)           (.17)           (.35)           (.39)           (.42)           (.44)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.07)           (.17)           (.35)           (.39)           (.42)           (.44)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.15           $9.03           $9.02           $8.82           $8.42           $8.39
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    2.09*           2.06            6.44            9.65            5.52           (2.83)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $123,699        $169,610        $231,724        $186,429        $120,616        $165,020
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  .90*(f)        1.75            1.73            1.74            1.72            1.73
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  .69*(f)        1.67            3.49            4.55            5.09            4.56
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  193.26*         550.68 (g)      339.11 (g)      372.36 (g)      447.42          240.06 (e)
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.

(f) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended March 31, 2004 reflect a reduction of 0.01% based on average net assets for class B shares (Note 2).

(g) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       For the
                                    Six months                                                                          period
                                         ended                                                                        July 26,
                                      March 31                                                                        1999+ to
Per-share                          (Unaudited)                          Year ended September 30                       Sept. 30
operating performance                     2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $9.06           $9.05           $8.85           $8.43           $8.41           $8.42
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .06             .15             .30             .39             .42             .07
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                        .13             .03             .25             .42             .03 (d)          -- (h)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .19             .18             .55             .81             .45             .07
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                         (.07)           (.17)           (.35)           (.39)           (.43)           (.08)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.07)           (.17)           (.35)           (.39)           (.43)           (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.18           $9.06           $9.05           $8.85           $8.43           $8.41
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    2.07*           2.06            6.45            9.88            5.50             .80*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $7,098          $9,816         $13,839          $8,498          $3,012            $240
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  .90*(f)        1.75            1.73            1.74            1.72             .32*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  .69*(f)        1.67            3.49            4.48            5.09             .87*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  193.26*         550.68 (g)      339.11 (g)      372.36 (g)      447.42          240.06 (e)
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.

(f) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended March 31, 2004 reflect a reduction of 0.01% based on average net assets for class C shares (Note 2).

(g) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(h) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                    Six months
                                         ended
                                      March 31
Per-share                          (Unaudited)                                   Year ended September 30
operating performance                     2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $9.11           $9.10           $8.90           $8.48           $8.45           $9.14
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .09             .20             .35             .44             .46             .44
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .13             .03             .24             .41             .03 (d)        (.65)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .22             .23             .59             .85             .49            (.21)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                         (.09)           (.22)           (.39)           (.43)           (.46)           (.48)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.09)           (.22)           (.39)           (.43)           (.46)           (.48)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.24           $9.11           $9.10           $8.90           $8.48           $8.45
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    2.42*           2.56            6.88           10.33            6.00           (2.36)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $4,292          $6,468         $10,558          $9,094          $7,057          $7,624
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  .65*(f)        1.25            1.23            1.24            1.22            1.23
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  .95*(f)        2.19            3.98            5.05            5.59            5.06
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  193.26*         550.68 (g)      339.11 (g)      372.36 (g)      447.42          240.06 (e)
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.

(f) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended March 31, 2004 reflect a reduction of 0.01% based on average net assets for class M shares (Note 2).

(g) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS R
---------------------------------------------------------------------
                                                             For the
                                          Six months          period
                                               ended        April 1,
                                            March 31        2003+ to
Per-share                                (Unaudited)    September 30
operating performance                           2004            2003
---------------------------------------------------------------------
Net asset value,
beginning of period                            $9.08           $9.11
---------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------
Net investment income (a)                        .08             .09
---------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                       .13            (.02)
---------------------------------------------------------------------
Total from
investment operations                            .21             .07
---------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------
From net
investment income                               (.09)           (.10)
---------------------------------------------------------------------
Total distributions                             (.09)           (.10)
---------------------------------------------------------------------
Net asset value,
end of period                                  $9.20           $9.08
---------------------------------------------------------------------
Total return at
net asset value (%)(b)                          2.30*            .72*
---------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $1              $1
---------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                        .65*(d)         .63*
---------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                        .93*(d)        1.32*
---------------------------------------------------------------------
Portfolio turnover (%)                        193.26*         550.68 (e)
---------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended March 31, 2004 reflect a reduction of 0.01% based on average net assets for class R shares (Note 2).

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------
                                                                                           For the
                                        Six months                                          period
                                             ended                                         July 2,
                                          March 31                 Year ended             2001+ to
Per-share                              (Unaudited)                September 30            Sept. 30
operating performance                         2004            2003            2002            2001
---------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $9.07           $9.07           $8.87           $8.56
---------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------
Net investment income (a)                      .11             .24             .39             .11
---------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                            .13             .03             .25             .31
---------------------------------------------------------------------------------------------------
Total from
investment operations                          .24             .27             .64             .42
---------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------
From net
investment income                             (.11)           (.27)           (.44)           (.11)
---------------------------------------------------------------------------------------------------
Total distributions                           (.11)           (.27)           (.44)           (.11)
---------------------------------------------------------------------------------------------------
Net asset value,
end of period                                $9.20           $9.07           $9.07           $8.87
---------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                        2.71*           3.00            7.49            4.96*
---------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                             $15,184         $18,839         $21,082         $20,594
---------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                      .40*(d)         .75             .73             .19*
---------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                     1.19*(d)        2.68            4.48            1.23*
---------------------------------------------------------------------------------------------------
Portfolio turnover (%)                      193.26*         550.68 (e)      339.11 (e)      372.36 (e)
---------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended March 31, 2004 reflect a reduction of 0.01% based on average net assets for class Y shares (Note 2).

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
March 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam American Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income, primarily through U.S. government securities, with preservation of capital as its secondary objective.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B and class C shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam), a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

H) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2003, the fund had a capital loss carryover of $46,421,480 available to the extent allowed by the Code to offset future net capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
-----------------------------------
    $1,667,304   September 30, 2006
    44,754,176   September 30, 2008

The aggregate identified cost on a tax basis is $1,308,682,129, resulting in gross unrealized appreciation and depreciation of $27,848,343 and $19,868,279, respectively, or net unrealized appreciation of $7,980,064.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, $0.39% of the next $5 billion, and $0.38% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor serving agent functions to the fund. During the six months ended March 31, 2004, the fund paid PFTC $1,148,951 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2004, the fund's expenses were reduced by $93,809 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,039, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended March 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $13,230 and $34 from the sale of class A and class M shares, respectively, and received $433,248 and $1,261 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended March 31, 2004, Putnam Retail Management, acting as underwriter, received $15,568 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended March 31, 2004, cost of purchases and proceeds from sales of U.S. government securities and agency obligations other than short-term investments aggregated $2,069,111,698 and $2,620,632,445, respectively.


Note 4
Capital shares

At March 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                 Six months ended March 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,127,595       $28,335,412
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       960,285         8,693,986
----------------------------------------------------------------
                                     4,087,880        37,029,398

Shares repurchased                 (28,082,061)     (253,597,207)
----------------------------------------------------------------
Net decrease                       (23,994,181)    $(216,567,809)
----------------------------------------------------------------

                                   Year ended September 30, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         24,523,678      $221,745,417
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     2,824,223        25,568,858
----------------------------------------------------------------
                                    27,347,901       247,314,275

Shares repurchased                 (46,531,076)     (420,958,508)
----------------------------------------------------------------
Net decrease                       (19,183,175)    $(173,644,233)
----------------------------------------------------------------

                                 Six months ended March 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            785,152        $7,080,780
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        97,633           878,666
----------------------------------------------------------------
                                       882,785         7,959,446

Shares repurchased                  (6,148,866)      (55,195,939)
----------------------------------------------------------------
Net decrease                        (5,266,081)     $(47,236,493)
----------------------------------------------------------------

                                   Year ended September 30, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          7,399,632       $66,675,499
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       378,100         3,403,167
----------------------------------------------------------------
                                     7,777,732        70,078,666

Shares repurchased                 (14,672,695)     (131,886,637)
----------------------------------------------------------------
Net decrease                        (6,894,963)     $(61,807,971)
----------------------------------------------------------------

                                 Six months ended March 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             61,742          $556,671
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         5,722            51,679
----------------------------------------------------------------
                                        67,464           608,350

Shares repurchased                    (378,003)       (3,402,525)
----------------------------------------------------------------
Net decrease                          (310,539)      $(2,794,175)
----------------------------------------------------------------

                                   Year ended September 30, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            483,202        $4,367,085
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        23,344           210,850
----------------------------------------------------------------
                                       506,546         4,577,935

Shares repurchased                    (951,585)       (8,564,777)
----------------------------------------------------------------
Net decrease                          (445,039)      $(3,986,842)
----------------------------------------------------------------

                                 Six months ended March 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             46,493          $423,985
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         4,780            43,415
----------------------------------------------------------------
                                        51,273           467,400

Shares repurchased                    (296,521)       (2,686,309)
----------------------------------------------------------------
Net decrease                          (245,248)      $(2,218,909)
----------------------------------------------------------------

                                   Year ended September 30, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            457,298        $4,159,909
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        21,749           198,475
----------------------------------------------------------------
                                       479,047         4,358,384

Shares repurchased                    (928,723)       (8,415,967)
----------------------------------------------------------------
Net decrease                          (449,676)      $(4,057,583)
----------------------------------------------------------------

                                 Six months ended March 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                 --               $--
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             1                10
----------------------------------------------------------------
                                             1                10

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                 1               $10
----------------------------------------------------------------

                                    For the period April 1, 2003
                                    (commencement of operations)
                                           to September 30, 2003
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                110            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             1                10
----------------------------------------------------------------
                                           111             1,010

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               111            $1,010
----------------------------------------------------------------

                                 Six months ended March 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            352,451        $3,186,970
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        22,156           200,865
----------------------------------------------------------------
                                       374,607         3,387,835

Shares repurchased                    (799,991)       (7,228,079)
----------------------------------------------------------------
Net decrease                          (425,384)      $(3,840,244)
----------------------------------------------------------------

                                   Year ended September 30, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,090,435       $18,844,208
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        72,059           651,570
----------------------------------------------------------------
                                     2,162,494        19,495,778

Shares repurchased                  (2,410,111)      (21,843,958)
----------------------------------------------------------------
Net decrease                          (247,617)      $(2,348,180)
----------------------------------------------------------------

At March 31, 2004, Putnam, LLC owned 112 class R shares of the fund (100% of class R shares outstanding), valued at $1,030.


Note 5
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended March 31, 2004, Putnam Management has assumed $23,553 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased ransaction costs and operating expenses.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary
Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Treasurer and Principal
Executive Officer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam American Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS



Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA027-213220  033/292/895  5/04


Not FDIC Insured   May Lose Value   No Bank Guarantee



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam American Government Income Fund
Supplement to Semiannual Report dated 3/31/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 3/31/04

                                                                        NAV

6 months                                                               2.71%
1 year                                                                 3.52
5 years                                                               32.63
Annual average                                                         5.81
10 years                                                              87.79
Annual average                                                         6.50
Life of fund (since class A inception, 3/1/85)
Annual average                                                         7.27

Share value:                                                            NAV

9/30/03                                                               $9.07
3/31/04                                                               $9.20

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains        Total
                      6         $0.113             --             $0.113

----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2004